Basis of Presentation and Significant Accounting Policies (Details 9) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Change in the entity's accrued warranty obligations
Accrued warranty obligations at beginning of period	$ 13,606,000	$ 17,584,000	$ 16,464,000
Warranty claims	(17,336,000)	(15,853,000)	(19,572,000)
Warranty provisions	20,528,000	15,034,000	20,692,000
Change in estimate		(3,159,000)
Accrued warranty obligations at end of period	16,798,000	13,606,000	17,584,000
Accrued warranty obligations, additional disclosure
Warranty claims associated with products sold prior to November 27, 2011 that are still under warranty	10,200,000
(Decrease) increase in warranty provisions due to increased recoverable salvage value	(300,000)	200,000	500,000
Estimated salvage recoveries	5,300,000	5,000,000	5,800,000
Increase in warranty provisions due to decreased recoverable salvage value	1,600,000
Accrued warranty obligations
Warrant accrual included as a component of other accrued liabilities	9,785,000	7,522,000
Accrued warranty obligations included as a component of other noncurrent liabilities	$ 7,000,000	$ 6,100,000
Sealy Posturepedic and Bassett bedding products and certain other Sealy branded products
Warranty costs
Non-prorated warranty service period	10 years
Sealy Posturepedic, Posturepedic Gel and Stearns and Foster products
Warranty costs
Non-prorated warranty service period	15 years
Limited warranty period	20 years
Additional warranty period	25 years
Major components of Company's TrueForm and MirrorForm visco-elastic products and SpringFree latex product
Warranty costs
Warranty period	20 years
Prorated warranty period	10 years